Commitments (Details Narrative) - 9 months ended Sep. 30, 2024 € in Thousands, $ in Thousands	USD ($)	EUR (€)
IfrsStatementLineItems [Line Items]
Minimum lease payments net	$ 2,771
Annual royalty percentage	2.00%
Purchase commitment	$ 491	€ 438
Top of range [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments net	$ 30,016
Annual royalty percentage	3.50%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual royalty percentage	1.00%